SECURITIES (Tables)	12 Months Ended
Dec. 31, 2013
Securities [Abstract]
Summary of Amortized Cost and Estimated Fair Value of Available-For-Sale Securities and Held-to-Maturity Securities
A summary of the amortized cost and estimated fair value of available-for-sale securities and held-to-maturity securities at December 31, 2013 and 2012, follows:

	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Available-for-sale securities:
Obligations of U.S. Government Agencies	$29,963,634	$122,764	$124,491	$29,961,907
Tax-exempt and taxable obligations of states and municipal subdivisions	107,676,085	1,937,586	1,535,036	108,078,635
Mortgage-backed securities	78,770,400	810,370	1,394,067	78,186,703
Corporate obligations	28,210,148	223,776	1,582,001	26,851,923
Other	1,255,483	-	283,980	971,503
	$245,875,750	$3,094,496	$4,919,575	$244,050,671
Held-to-maturity securities:
Mortgage-backed securities	$2,438,435	$-	$74,008	$2,364,427
Taxable obligations of states and municipal subdivisions	6,000,000	1,260,000	-	7,260,000
	$8,438,435	$1,260,000	$74,008	$9,624,427

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Available-for-sale securities:
Obligations of U.S. Government agencies	$36,148,002	$231,810	$20,735	$36,359,077
Tax-exempt and taxable obligations of states and municipal subdivisions	95,113,063	3,823,242	26,121	98,910,184
Mortgage-backed securities	60,384,181	1,596,672	14,364	61,966,489
Corporate obligations	17,640,092	298,471	1,751,814	16,186,749
Other	1,255,483	-	285,300	970,183
	$210,540,821	$5,950,195	$2,098,334	$214,392,682
Held-to-maturity securities:
Mortgage-backed securities	$2,470,103	$84,796	$-	$2,554,899
Taxable obligations of states and municipal subdivisions	6,000,000	-	1,499,400	4,500,600
	$8,470,103	$84,796	$1,499,400	$7,055,499

Maturities of Securities
The scheduled maturities of securities at December 31, 2013, were as follows:

	Available-for-Sale		Held-to-Maturity
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value

Due less than one year	$18,172,801	$18,263,173	$-	$-
Due after one year through five years	80,376,374	81,347,356	-	-
Due after five years through ten years	38,986,734	38,900,600	-	-
Due after ten years	29,569,441	27,352,839	6,000,000	7,260,000
Mortgage-backed securities	78,770,400	78,186,703	2,438,435	2,364,427
	$245,875,750	$244,050,671	$8,438,435	$9,624,427

Securities Classified as Available-for-Sale with Unrealized Losses
The details concerning securities classified as available-for-sale with unrealized losses as of December 31, 2013 and 2012, were as follows:

	2013
	Losses < 12 Months		Losses 12 Months or >		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Obligations of U.S. government agencies	$6,898,945	$124,491	$-	$-	$6,898,945	$124,491
Tax-exempt and tax- able obligations of states and municipal subdivisions	37,725,915	1,523,780	1,297,792	11,256	39,023,707	1,535,036
Mortgage-backed securities	39,540,663	1,394,067	-	-	39,540,663	1,394,067
Corporate obligations	10,814,405	174,210	3,386,225	1,407,791	14,200,630	1,582,001
Other	-	-	971,503	283,980	971,503	283,980
	$94,979,928	$3,216,548	$5,655,520	$1,703,027	$100,635,448	$4,919,575

	2012
	Losses < 12 Months		Losses 12 Months or >		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Obligations of U.S. government agencies	$5,063,924	$20,735	$-	$-	$5,063,924	$20,735
Tax-exempt and tax- able obligations of states and municipal subdivisions	4,556,699	26,000	254,605	121	4,811,304	26,121
Mortgage-backed securities	-	-	236,886	14,364	236,886	14,364
Corporate obligations	978,600	1,764	2,668,168	1,750,050	3,646,768	1,751,814
Other	-	-	970,183	285,300	970,183	285,300
	$10,599,223	$48,499	$4,129,842	$2,049,835	$14,729,065	$2,098,334